Restricted Shares Activity (Detail) (Parent Company, USD $)	12 Months Ended
Dec. 31, 2013
Parent Company
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2012	114,816
Granted	87,123
Vested	(35,005)
Forfeited	(20,424)
Unvested, December 31, 2013	146,510
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	$ 1,164.10
Granted	$ 1,137.00
Vested	$ 1,166.70
Forfeited	$ 1,134.80
Unvested, December 31, 2013	$ 1,151.40